Commitments (Details)	1 Months Ended
	Feb. 22, 2016 USD ($) Integer	Dec. 31, 2017 USD ($)	Oct. 05, 2017 USD ($)	Sep. 06, 2016 USD ($)
TruFood Provisions Co [Member]
Commitments (Textual)
Acquisition of equity			100.00%
Exchange of equity			65.00%
Issued and outstanding stock			$ 75,000
Deposit for acquisition		$ 30,000
Accounts Payable		$ 45,000
Mr. Fitzpatrick's and Mr. Pfaff's [Member]
Commitments (Textual)
Consideration aggregate settlement amount	$ 200,000
Number of installments | Integer	2
Remaining amount of settlement, paid				$ 150,000